Accounts Receivable and Other Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable and Other Receivables, Net [Abstract]
Schedule of Accounts Receivable and Other Receivables	Accounts receivable and other receivables as of June 30, 2024 and December 31, 2023 are summarized as below:
	June 30,	December 31,
	2024	2023
Customers by sales provision of services	€1,636,960	€2,505,194
VAT receivable	103,873	46,106
Others	26,255	87,702
	€1,767,088	€2,639,002
Allowance for doubtful accounts	(505,836)	(417,922)
	€1,261,252	€2,221,080